POLARIS GLOBAL
                                   VALUE FUND




                               SEMI-ANNUAL REPORT



                               NOVEMBER 30, 1998













                                    Polaris
                            Capital Management, Inc.
                         http://www.polariscapital.com

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POLARIS GLOBAL VALUE FUND


SCHEDULE OF INVESTMENTS
NOVEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------
SHARES                           SECURITY DESCRIPTION                 VALUE

                                 COMMON STOCK (99.1%)


                                 BUILDING & CONSTRUCTION (4.0%)
                      57,000     Barratt Developments               $ 213,585
                      70,000     Beazer Group plc                     199,323
                      41,000     Bellway plc                          192,209
                     118,000     Crest Nicholson plc                  192,836
                                                                   -----------
                                                                      797,953
                                                                   -----------

                                 BUSINESS SERVICES (4.0%)
                      21,543     Cendant Corp. (a)                    409,317
                       5,700     Takefuji Corp.                       389,522
                                                                   -----------
                                                                      798,839
                                                                   -----------

                                 CHEMICALS & ALLIED PRODUCTS (4.7%)
                      39,000     Arisawa Manufacturing Co.            431,500
                      50,600     Methanex Corp. (a)                   282,857
                       1,400     Methanex Corp. (a)                     7,788
                      19,000     Wellman, Inc.                        230,375
                                                                   -----------
                                                                      952,520
                                                                   -----------

                                 COMMUNICATIONS (4.6%)
                     410,000     Total Access Communications (a)      918,400
                                                                   -----------

                                 DOMESTIC DEPOSITORY INSTITUTIONS (17.8%)
                      15,100     Abington Bancorp, Inc.               241,600
                      16,100     American Bank of
                                   Connecticut, Waterbury             358,225
                      58,400     Charter Pacific Bank (a)             219,000
                      34,000     Horizon Bank & Trust Co. (a)         301,750
                      31,000     Ipswich Savings Bank                 348,750
                      14,500     MECH Financial, Inc.                 402,375
                      15,616     North Valley Bancorp                 202,032


See Notes to Financial Statements.

                                        1
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POLARIS GLOBAL VALUE FUND


SCHEDULE OF INVESTMENTS (continued)
NOVEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------
SHARES                           SECURITY DESCRIPTION                 VALUE


                                 DOMESTIC DEPOSITORY INSTITUTIONS (CONTINUED)
                       9,250     SIS Bancorp, Inc.                  $ 430,125
                      15,157     UST Corp.                            375,136
                      26,900     Warren Bancorp, Inc.                 248,825
                      16,291     Webster Financial Corp.              452,075
                                                                   -----------
                                                                    3,579,893
                                                                   -----------

                                 ELECTRIC, GAS & SANITARY SERVICES (6.7%)
                      10,800     Draka Holding NV                     311,549
                       3,295     Intel Corp.                          354,624
                      21,600     Union Electrica Fenosa SA            320,517
                      83,000     VTECH Holdings Ltd.                  359,099
                                                                   -----------
                                                                    1,345,789
                                                                   -----------

                                 FOOD & KINDRED PRODUCTS (1.6%)
                      18,900     Orkla ASA, Cl A                      316,498
                                                                   -----------

                                 FOREIGN DEPOSITORY INSTITUTIONS (3.6%)
                      24,200     Banco Bilbao Vizcaya,S.A.            383,487
                       3,600     Jyske Bank A/S                       341,630
                                                                   -----------
                                                                      725,117
                                                                   -----------

                                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                                   EQUIPMENT (3.7%)
                      32,700     Helix Technology Corp.               400,575
                      11,000     WALTER AG                            341,554
                                                                   -----------
                                                                      742,129
                                                                   -----------

                                 MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                                    PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS (3.7%)
                       9,850     Teradyne, Inc. (a)                   315,816
                      58,900     WPI Group, Inc. (a)                  419,663
                                                                   -----------
                                                                      735,479
                                                                   -----------

See Notes to Financial Statements.

                                       2
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POLARIS GLOBAL VALUE FUND


SCHEDULE OF INVESTMENTS (continued)
NOVEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------
SHARES                           SECURITY DESCRIPTION                 VALUE


                                 METAL MINING (3.6%)
                      80,950     Palabora Mining Co.               $  399,771
                       5,800     Phelps Dodge Corp.                   328,787
                                                                   -----------
                                                                      728,558
                                                                   -----------

                                 MISCELLANEOUS MANUFACTURING INDUSTRIES (11.8%)
                      68,769     Fedders Corp., Cl A                  348,143
                       2,700     Kone Corp.                           309,814
                      10,700     Radex-Heraklith AG                   284,230
                      57,100     Rautaruukki OYJ                      366,467
                      15,920     Schuttersveld NV                     352,368
                      30,000     Valmet Oyj                           408,417
                       5,500     Veba AG German Ord.                  305,772
                                                                   -----------
                                                                    2,375,211
                                                                   -----------

                                 MISCELLANEOUS RETAIL (3.9%)
                       3,650     Christian Dior SA                    398,390
                      28,000     Kesko Oyj                            375,744
                                                                   -----------
                                                                      774,134
                                                                   -----------

                                 PAPER & ALLIED PRODUCTS (2.7%)
                     116,700     Sappi Ltd. (a)                       535,302
                                                                   -----------

                                 PETROLEUM REFINING & RELATED INDUSTRIES (1.8%)
                       6,350     Repsol SA ADR                        356,394
                                                                   -----------

                                 PRIMARY METAL INDUSTRIES (1.4%)
                      18,100     RTI International Metals (a)         272,631
                                                                   -----------

                                 PRINTING, PUBLISHING & ALLIED INDUSTRIES (1.6%)
                       8,000     Roto Smeets de Boer NV               323,088
                                                                   -----------

See Notes to Financial Statements.

                                       3
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POLARIS GLOBAL VALUE FUND


SCHEDULE OF INVESTMENTS (continued)
NOVEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------
SHARES                           SECURITY DESCRIPTION                 VALUE


                                 REAL ESTATE (1.1%)
                     179,000     Countryside Properties plc         $ 221,608
                                                                   -----------

                                 RUBBER & MISCELLANEOUS PLASTIC PRODUCTS (3.3%)
                      16,400     Continental AG                       403,501
                     209,751     Crean (James) plc                    268,082
                                                                   -----------
                                                                      671,583
                                                                   -----------

                                 TEXTILE MILL PRODUCTS (1.8%)
                       8,400     Gamma Holding N.V.                   364,355
                                                                   -----------

                                 TRANSPORTATION BY AIR (3.5%)
                       5,600     AMR Corp. (a)                        369,250
                      11,498     KLM Royal Dutch Airlines N.V.        315,402
                         321     KLM Royal Dutch Airlines
                                   N.V., N.Y. registered shares         9,068
                                                                   -----------
                                                                      693,720
                                                                   -----------

                                 TRANSPORTATION EQUIPMENT (2.1%)
                       6,425     Toyota Motor Corp.                   325,266
                       4,000     Toyota Motor Corp.                   101,529
                                                                   -----------
                                                                      426,795
                                                                   -----------

                                 TRANSPORTATION SERVICES (1.6%)
                       2,374     A. Friedrich Flender AG (a)          329,956
                                                                   -----------

                                 WATER TRANSPORTATION (2.7%)
                     208,600     Neptun Maritime Oyj (a)              547,688
                                                                   -----------

                                 WHOLESALE TRADE-NONDURABLE GOODS (1.8%)
                      55,000     Chock Full o' Nuts Corp. (a)         364,375
                                                                   -----------


See Notes to Financial Statements.

                                       4
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POLARIS GLOBAL VALUE FUND


SCHEDULE OF INVESTMENTS (concluded)
NOVEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------
SHARES                           SECURITY DESCRIPTION                 VALUE


                                 TOTAL COMMON STOCK (COST
                                 $18,927,949)                     $19,898,015
                                                                   -----------

                               SHORT-TERM INVESTMENTS (0.9%)
                     187,356   Boston 1784 Institutional US Treasury
                                  Fund (cost $187,356)                187,356

                               CERTIFICATES OF DEPOSIT (0.0%)
                       1,048   Middlesex Savings Bank                   1,048
                       1,080   Stoneham Savings Bank                    1,080
                                                                   -----------

                               TOTAL CERTIFICATES OF DEPOSIT
                               (COST $2,128)                            2,128
                                                                   -----------

                               TOTAL INVESTMENTS (100.0%)(COST
                               $19,117,433)                       $ 20,087,499
                                                                   ------------


(a)  Non-income producing security.
ADR - American Depositary Receipts


See Notes to Financial Statements.

                                       5
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POLARIS GLOBAL VALUE FUND


STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 1998 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS
     Investments (Note 2):
         Investments at cost                                                      $ 19,117,433
         Net unrealized appreciation (depreciation)                                    970,066
                                                                             ------------------
           Total investments at value                                               20,087,499

     Receivable for Fund shares issued                                                   3,100
     Receivable for investments sold                                                   335,740
     Interest, dividends and other receivables                                          24,960
     Organization costs, net of amortization (Note 2)                                   37,333
                                                                             ------------------
Total Assets                                                                        20,488,632
                                                                             ------------------

LIABILITIES
     Payable to adviser (Note 3)                                                         7,861
     Payable to other related parties (Note 3)                                           3,333
     Accrued expenses and other liabilities                                             21,886
                                                                             ------------------
Total Liabilities                                                                       33,080
                                                                             ------------------
NET ASSETS                                                                        $ 20,455,552
                                                                             ==================


COMPONENTS OF NET ASSETS
     Paid in capital                                                              $ 18,928,024
     Undistributed (distribution in excess of) net investment income                     3,344
     Accumulated net realized gain (loss) on investments sold                          553,360
     Unrealized appreciation (depreciation) on investments                             970,824
                                                                             ------------------
NET ASSETS                                                                        $ 20,455,552
                                                                             ==================

Shares of Beneficial Interest                                                       2,397,382
NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE)                               $ 8.53


See Notes to Financial Statements.

                                       6
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POLARIS GLOBAL VALUE FUND


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME
     Dividend income                                                                               $ 163,616
     Interest income                                                                                  19,044
                                                                                           ------------------
Total investment Income                                                                              182,660
                                                                                           ------------------

EXPENSES:
     Investment advisory  (Note 3)                                                                   102,368
     Administration  (Note 3)                                                                         20,000
     Transfer agent  (Note 3)                                                                         14,065
     Custody                                                                                          10,585
     Accounting  (Note 3)                                                                             21,000
     Audit                                                                                            15,668
     Legal                                                                                             2,830
     Trustees                                                                                          1,054
     Reporting                                                                                         1,069
     Compliance                                                                                       12,351
     Amortization of organization costs (Note 2)                                                       2,667
     Miscellaneous                                                                                     2,582
                                                                                           ------------------
Total Expenses                                                                                       206,239
     Fee waived (Note 3)                                                                             (26,923)
                                                                                           ------------------
Net Expenses                                                                                         179,316
                                                                                           ------------------

NET INVESTMENT INCOME (LOSS)                                                                           3,344
                                                                                           ------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS
     Net realized gain (loss) on investments sold                                                    560,012
     Net realized gain (loss) on foreign currency transactions                                        (6,652)
                                                                                           ------------------
           Net realized gain (loss) on investments and foreign currency transactions                 553,360
                                                                                           ------------------

     Net change in unrealized appreciation (depreciation) on investments                             970,066
     Net change in unrealized appreciation (depreciation) on
         foreign currency transactions                                                                   758
                                                                                           ------------------
           Net change in unrealized appreciation (depreciation) on investments
                and foreign currency transactions                                                    970,824
                                                                                           ------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
     AND FOREIGN CURRENCY TRANSACTIONS                                                             1,524,184
                                                                                           ------------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  $ 1,527,528
                                                                                           ==================


See Notes to Financial Statements.

                                        7
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POLARIS GLOBAL VALUE FUND


STATEMENTS OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

NET ASSETS - JUNE 1, 1998                                                           $ 16,887,905
                                                                            ---------------------
OPERATIONS
     Net investment income (loss)                                                          3,344
     Net realized gain (loss) on investments sold                                        553,360
     Net change in unrealized appreciation (depreciation)
        on investments                                                                   970,824
                                                                            ---------------------
     Net increase (decrease) in net assets resulting
        from operations                                                                1,527,528
                                                                            ---------------------

CAPITAL SHARE TRANSACTIONS (a)
     Sale of shares                                                                    2,745,626
     Redemption of shares                                                               (705,507)
                                                                            ---------------------
     Net increase (decrease) from capital transactions                                 2,040,119
                                                                            ---------------------
     Net increase (decrease) in net assets                                             3,567,647
                                                                            ---------------------
NET ASSETS - NOVEMBER 30, 1998                                                      $ 20,455,552
                                                                            =====================


(a)  Shares Issued (Redeemed)
     Sale of shares                                                                      298,430
     Redemption of shares                                                                (87,207)
                                                                            ---------------------
       Net increase (decrease) in shares                                                 211,223
                                                                            =====================


See Notes to Financial Statements.

                                       8
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POLARIS GLOBAL VALUE FUND


FINANCIAL HIGHLIGHTS (unaudited)
--------------------------------------------------------------------------------
Selected per share data for a
share of the Fund outstanding
throughout the following period:

                                                                                   Six Months
                                                                                     Ended
                                                                                  November 30,
                                                                                      1998(a)
                                                                                -----------------

Net Asset Value, Beginning of Period                                                       $7.72
                                                                                -----------------
Investment Operations
     Net Investment Income (Loss)                                                              -
     Net Realized and Unrealized Gain (Loss)
          on Investments                                                                    0.81
                                                                                -----------------
Total from Investment Operations                                                            0.81
                                                                                -----------------
Net Asset Value, End of Period                                                             $8.53
                                                                                =================

Total Return                                                                              (14.70)%

Ratio/Supplementary Data:
Net Assets at End of Period (000's omitted)                                              $20,456
Ratios to Average Net Assets:
     Expenses                                                                          1.75% (b)
     Expenses excluding reimbursement/waiver                                           2.01% (b)
     Net investment income (loss)                                                      0.03% (b)
Portfolio Turnover Rate                                                               35.69%



(a)  See Note 1 to Financial Statements.
(b)  Annualized.



See Notes to Financial Statements.

                                       9
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POLARIS GLOBAL VALUE FUND


NOTES TO FINANCIAL STATEMENTS
NOVEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

NOTE 1.  ORGANIZATION

Forum Funds(R) (the "Trust") is a Delaware business trust that is registered as an open-end management investment company under the Investment Company Act (the "Act"). The Trust currently has twenty-two active investment portfolios. These financial statements relate to Polaris Global Value Fund (the "Fund"), that commenced operations on July 31, 1989 as a limited partnership. Effective June 1, 1998, the Fund was reorganized as a diversified portfolio, as a series of the Trust. As a result of this reorganization, the Fund's fiscal year end changed from June 30 to May 31. Under its Trust Instrument, the Trust is authorized to issue an unlimited number of shares of beneficial interest without par value.

NOTE 2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates. The following represent significant accounting policies of the Fund:

SECURITY VALUATION - The Trust determines the net asset value per share of the Fund as of the close of the regular trading day on the New York Stock Exchange, on each Fund business day. Securities held by the Fund for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and ask price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. Securities that mature in sixty days or less are valued at amortized cost.

REPURCHASE AGREEMENTS - The Fund may invest in repurchase agreements. The Fund, through its custodian, receives delivery of the underlying securities, whose market value must always equal or exceed the repurchase price. The investment adviser is responsible for determining the market value of the underlying securities at all times. In the event of default, the Fund may have difficulties disposing of such securities.

INTEREST AND DIVIDEND INCOME - Interest income is accrued as earned. Dividends on securities held by the Fund are recorded on the ex-dividend date.

DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders of net investment income and net capital gain, if any, are declared and paid at least annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations.

                                       10
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POLARIS GLOBAL VALUE FUND


NOTES TO FINANCIAL STATEMENTS (continued)
NOVEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

ORGANIZATION COSTS - The costs incurred by the Fund in connection with its organization and registration of shares have been capitalized and are amortized using the straight line method over a five - year period, beginning with the commencement of the Fund's operations.

FEDERAL TAXES - The Fund intends to qualify, and continue to qualify, each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income tax provision is required.

EXPENSE  ALLOCATION  -  The  Trust  accounts   separately  for  the  assets  and
liabilities and operations of each Fund. Expenses that are directly attributable to more than one Fund are allocated among the respective Funds.

REALIZED GAIN AND LOSS - Security transactions are recorded on trade date. Realized gain and loss on investments sold are determined on the basis of identified cost.

NOTE 3.  ADVISORY FEES, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The investment adviser to the Fund is Polaris Capital Management, Inc. (the "Adviser"). Pursuant to an Investment Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate of 1.00% of the average daily net assets of the Fund. The Adviser has voluntarily waived a portion of its fees and may assumed certain expenses of the Fund, so that total expenses of the Fund would not exceed 1.75% of average net assets. For the six months ended November 30, 1998, fees waived were $26,923.

ADMINISTRATOR - The administrator of the Fund is Forum Administrative Services, LLC ("FAdS"). For its services, FAdS receives an administrative fee at an annual rate of 0.10% of the first $150 million of the Fund's average daily net assets and 0.05% of the Fund's average daily net assets in excess of $150 million, with a $40,000 minimum fee per year. For the six months ended November 30, 1998, there were no legal expenses charged to the Fund by FAdS.

TRANSFER AGENT - The transfer agent and dividend disbursing agent for the Fund is Forum Shareholder Services, LLC ("FSS"). FSS receives an annual fee of $24,000 plus certain shareholder account fees.

SHAREHOLDER SERVICE AGENT - The Trust has adopted a shareholder servicing plan with respect to the Fund under which the Trust must pay FAdS a shareholder servicing fee at an annual rate of up to 0.25% of the average daily net assets of the shares owned by investors for which the shareholder servicing agent maintained a servicing relationship. FAdS may pay any or all amounts of these payments to various institutions that provide shareholder servicing to their clients.

DISTRIBUTOR - Forum Financial Services, Inc. ("FFSI"), a registered broker-dealer and a member of the National Association Services Dealers, Inc., acts as the Fund's distributor. FFSI receives no compensation for its distribution services.

                                       11
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POLARIS GLOBAL VALUE FUND


NOTES TO FINANCIAL STATEMENTS (concluded)
NOVEMBER 30, 1998 (unaudited)
--------------------------------------------------------------------------------

OTHER SERVICE PROVIDERS - Forum Accounting Services, LLC ("FAcS") provides fund accounting services to the Fund. For its services, FAcS receives an annual fee of $36,000 plus certain amounts based upon the asset level of the Fund as well as the number and type of portfolio transactions.

NOTE 4.  SECURITY TRANSACTIONS

Purchases and sales of investment securities, other than short-term investments, totaled $8,619,461 and $7,031,118 respectively, for the six months ended November 30, 1998.

For federal income tax purposes, the tax basis of investment securities owned as of November 30, 1998 was $19,117,433 and the net unrealized appreciation of investment securities was $970,066. The aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost was $3,544,946 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value was $2,574,880.

TABLE OF CONTENTS
NOVEMBER 30, 1998


                                                      Page
                                                      ----
Schedule of Investments..............................   1

Statement of Assets and Liabilities..................   6

Statement of Operations..............................   7

Statement of Changes in Net Assets...................   8

Financial Highlights.................................   9

Notes to Financial Statements........................  10





                                   Distributor
                         Forum Financial Services, Inc.



                               Investment Adviser
                        Polaris Capital Management, Inc.
                                125 Summer Street
                                Boston, MA 02110









_____________________________________________________
This report is submitted for the general information
of the shareholders of the Fund. It is not
authorized for distribution to prospective investors
in the Fund unless preceded or accompanied
by an effective prospectus, which includes information
regarding the Fund's objectives and
policies, experience of its management, marketability
of shares, and other information.
_____________________________________________________


                                 POLARIS GLOBAL
                                   VALUE FUND


                               Semi-Annual Report



                               November 30, 1998










                                    Polaris
                            Capital Management, Inc.